Finance and operating leases - Supplemental balance sheet information (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term (in years):
Finance leases	1 year 10 months 24 days	2 years 6 months
Operating leases	10 years 2 months 12 days	8 years 3 months 18 days
Weighted-average discount rate:
Finance leases	3.53%	3.22%
Operating leases	4.64%	4.68%